Document and Entity Information	Oct. 26, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	NextCure, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38905
Entity Tax Identification Number	47-5231247
Entity Address, Address Line One	2850 Quarry Lake Drive,
Entity Address, Adress Line Two	Suite 280
Entity Address, City or Town	Baltimore
Entity Address State Or Province	MD
Entity Address, Postal Zip Code	21209
City Area Code	240
Local Phone Number	399-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NXTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001661059
Amendment Flag	false